Offsetting financial assets and financial liabilities (Table)	12 Months Ended
Dec. 31, 2021
Offsetting financial assets and financial liabilities
Offsetting of financial assets

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	279,286	(24,137)	255,149	(202,347)	(39,953)	12,849	7,142	262,291
Reverse repurchase agreements and other similar secured lending[e]	519,855	(375,376)	144,479	—	(143,976)	503	3,884	148,363
Total assets	799,141	(399,513)	399,628	(202,347)	(183,929)	13,352	11,026	410,654
Derivative financial liabilities	(273,996)	23,606	(250,390)	202,347	34,151	(13,892)	(6,133)	(256,523)
Repurchase agreements and other similar secured borrowing[e]	(540,462)	375,376	(165,086)	—	165,086	—	(15,758)	(180,844)
Total liabilities	(814,458)	398,982	(415,476)	202,347	199,237	(13,892)	(21,891)	(437,367)

As at 31 December 2020
Derivative financial assets	342,896	(44,305)	298,591	(233,088)	(47,820)	17,683	4,102	302,693
Reverse repurchase agreements and other similar secured lending[e]	448,377	(305,749)	142,628	—	(142,244)	384	4,911	147,539
Total assets	791,273	(350,054)	441,219	(233,088)	(190,064)	18,067	9,013	450,232
Derivative financial liabilities	(333,748)	41,982	(291,766)	233,088	46,592	(12,086)	(8,814)	(300,580)
Repurchase agreements and other similar secured borrowing[e]	(475,616)	305,749	(169,867)	—	169,867	—	(18,031)	(187,898)
Total liabilities	(809,364)	347,731	(461,633)	233,088	216,459	(12,086)	(26,845)	(488,478)
Notes
aAmounts offset for derivative financial assets additionally includes cash collateral netted of £3,815m (2020: £4,990m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £4,346m (2020: £7,313m). Settlements assets and liabilities have been offset amounting to £22,837m (2020: £18,143m).
bFinancial collateral of £39,953m (2020: £47,820m) was received in respect of derivative assets, including £34,149m (2020: £43,164m) of cash collateral and £5,804m (2020: £4,656m) of non-cash collateral. Financial collateral of £34,151m (2020: £46,592m) was placed in respect of derivative liabilities, including £31,861m (2020: £42,518m) of cash collateral and £2,290m (2020: £4,074m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
eReverse Repurchase agreements and other similar secured lending of £148,363m (2020: £147,539m) is split by fair value £145,186m (2020: £138,558m) and amortised cost £3,177m (2020: £8,981m). Repurchase agreements and other similar secured borrowing of £180,844m (2020: £187,898m) is split by fair value £168,075m (2020: £177,455m) and amortised cost £12,769m (2020: £10,443m).

Offsetting of financial liabilities

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	279,286	(24,137)	255,149	(202,347)	(39,953)	12,849	7,142	262,291
Reverse repurchase agreements and other similar secured lending[e]	519,855	(375,376)	144,479	—	(143,976)	503	3,884	148,363
Total assets	799,141	(399,513)	399,628	(202,347)	(183,929)	13,352	11,026	410,654
Derivative financial liabilities	(273,996)	23,606	(250,390)	202,347	34,151	(13,892)	(6,133)	(256,523)
Repurchase agreements and other similar secured borrowing[e]	(540,462)	375,376	(165,086)	—	165,086	—	(15,758)	(180,844)
Total liabilities	(814,458)	398,982	(415,476)	202,347	199,237	(13,892)	(21,891)	(437,367)

As at 31 December 2020
Derivative financial assets	342,896	(44,305)	298,591	(233,088)	(47,820)	17,683	4,102	302,693
Reverse repurchase agreements and other similar secured lending[e]	448,377	(305,749)	142,628	—	(142,244)	384	4,911	147,539
Total assets	791,273	(350,054)	441,219	(233,088)	(190,064)	18,067	9,013	450,232
Derivative financial liabilities	(333,748)	41,982	(291,766)	233,088	46,592	(12,086)	(8,814)	(300,580)
Repurchase agreements and other similar secured borrowing[e]	(475,616)	305,749	(169,867)	—	169,867	—	(18,031)	(187,898)
Total liabilities	(809,364)	347,731	(461,633)	233,088	216,459	(12,086)	(26,845)	(488,478)
Notes
aAmounts offset for derivative financial assets additionally includes cash collateral netted of £3,815m (2020: £4,990m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £4,346m (2020: £7,313m). Settlements assets and liabilities have been offset amounting to £22,837m (2020: £18,143m).
bFinancial collateral of £39,953m (2020: £47,820m) was received in respect of derivative assets, including £34,149m (2020: £43,164m) of cash collateral and £5,804m (2020: £4,656m) of non-cash collateral. Financial collateral of £34,151m (2020: £46,592m) was placed in respect of derivative liabilities, including £31,861m (2020: £42,518m) of cash collateral and £2,290m (2020: £4,074m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
eReverse Repurchase agreements and other similar secured lending of £148,363m (2020: £147,539m) is split by fair value £145,186m (2020: £138,558m) and amortised cost £3,177m (2020: £8,981m). Repurchase agreements and other similar secured borrowing of £180,844m (2020: £187,898m) is split by fair value £168,075m (2020: £177,455m) and amortised cost £12,769m (2020: £10,443m).